RISK MANAGEMENT - Credit portfolio per type of guarantees received (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 206,447,165	$ 182,128,114
Financial assets	303,076,129	259,515,428
Loan portfolio
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	206,447,165	182,128,114
Loan portfolio | Unsecured credits
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	107,558,196	102,854,946
Loan portfolio | Loans secured by other banks
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	239,668	327,754
Loan portfolio | Collateralized Mortgages
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	23,347,045	19,393,695
Loan portfolio | Collateralized other real estate
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	26,809,298	18,290,852
Loan portfolio | Collateralized investments in equity instruments
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	309,014	263,843
Loan portfolio | Collateralized deposits in cash or cash equivalents
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,604,166	1,405,900
Loan portfolio | Collateralized leased machineries and vehicles
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	10,569,579	10,051,776
Loan portfolio | Collateralized fiduciary agreements stand by letters and guarantee funds
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	12,326,189	10,395,208
Loan portfolio | Collateralized pledged income
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,212,031	4,262,210
Loan portfolio | Collateralized pledges
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	11,880,384	10,128,273
Loan portfolio | Collateralized other assets
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	7,591,595	4,753,657
Commercial loans
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	115,680,616
Financial assets	29,034,830	21,862,835
Collateral Guarantees	26,870,721	20,916,299
Commercial lending portfolio
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	110,986,938	98,936,699
Commercial lending portfolio | Unsecured credits
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	50,133,716	49,724,716
Commercial lending portfolio | Loans secured by other banks
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	237,028	321,672
Commercial lending portfolio | Collateralized Mortgages
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	535,414	722,714
Commercial lending portfolio | Collateralized other real estate
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	25,261,669	16,856,103
Commercial lending portfolio | Collateralized investments in equity instruments
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	309,014	262,663
Commercial lending portfolio | Collateralized deposits in cash or cash equivalents
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,357,417	1,044,737
Commercial lending portfolio | Collateralized leased machineries and vehicles
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	8,475,723	8,251,139
Commercial lending portfolio | Collateralized fiduciary agreements stand by letters and guarantee funds
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	12,103,331	10,186,758
Commercial lending portfolio | Collateralized pledged income
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,212,031	4,261,507
Commercial lending portfolio | Collateralized pledges
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,937,867	4,542,060
Commercial lending portfolio | Collateralized other assets
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	3,423,728	2,762,630
Interbank and overnight funds
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,693,678	2,718,961
Interbank and overnight funds | Unsecured credits
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	571,851	595,766
Interbank and overnight funds | Collateralized deposits in cash or cash equivalents
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	33,276	207,147
Interbank and overnight funds | Collateralized other assets
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,088,551	1,916,048
Loans to consumers
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	65,835,457	59,840,451
Loans to consumers | Unsecured credits
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	56,603,996	52,235,716
Loans to consumers | Loans secured by other banks
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,640	6,082
Loans to consumers | Collateralized Mortgages
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	90,342	80,308
Loans to consumers | Collateralized other real estate
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,541,786	1,430,781
Loans to consumers | Collateralized investments in equity instruments
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		1,180
Loans to consumers | Collateralized deposits in cash or cash equivalents
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	213,473	154,016
Loans to consumers | Collateralized leased machineries and vehicles
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	338,388	252,068
Loans to consumers | Collateralized fiduciary agreements stand by letters and guarantee funds
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	32,609	42,865
Loans to consumers | Collateralized pledged income
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		703
Loans to consumers | Collateralized pledges
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	6,942,093	5,584,672
Loans to consumers | Collateralized other assets
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	70,130	52,060
Mortgages
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	24,558,771	20,221,683
Mortgages | Unsecured credits
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	5,906	7,268
Mortgages | Collateralized Mortgages
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	22,719,588	18,588,338
Mortgages | Collateralized other real estate
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	5,486	3,546
Mortgages | Collateralized leased machineries and vehicles
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,755,468	1,548,569
Mortgages | Collateralized fiduciary agreements stand by letters and guarantee funds
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	72,217	72,711
Mortgages | Collateralized pledges
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	55	976
Mortgages | Collateralized other assets
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	51	275
Microcredit
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	372,321	410,320
Microcredit | Unsecured credits
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	242,727	291,480
Microcredit | Collateralized Mortgages
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,701	2,335
Microcredit | Collateralized other real estate
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	357	422
Microcredit | Collateralized fiduciary agreements stand by letters and guarantee funds
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	118,032	92,874
Microcredit | Collateralized pledges
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	369	565
Microcredit | Collateralized other assets
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	9,135	22,644
Credit-impaired | Commercial loans
Disclosure of financial assets [line items]
Financial assets	2,516,373	1,659,725
Collateral Guarantees	2,397,219	1,543,378
Lifetime ECL | Commercial loans
Disclosure of financial assets [line items]
Financial assets	26,518,457	20,203,110
Collateral Guarantees	$ 24,473,502	$ 19,372,921